Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 3,538	$ (1,550)	$ 6,543	$ (3,402)
Total unrealized gain (loss):	4,586	6,666	(729)	24,875
Total realized and unrealized gain (loss) on derivative instruments:	8,124	5,116	5,814	21,473
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	3,538	(1,550)	6,543	(3,402)
Total unrealized gain (loss):	4,667	7,080	(604)	25,289
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Total unrealized gain (loss):	$ (81)	$ (414)	$ (125)	$ (414)